Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	62-0803242
Plan number	002
Participant Loans	$ 18,737,912
Total current value	$ 1,264,929,491
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	8.50%
Common/collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	$ 865,973,531
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	58,868,999
First Horizon Corporation, common stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	$ 126,102,690
Number of shares/units (in shares) | shares	5,683,172.72
Investment, Identifier [Axis]: BlackRock Equity Index Fund | Common/collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	$ 236,360,786
Investment, Identifier [Axis]: BlackRock LifePath Index 2025 L | Common/collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	0
Investment, Identifier [Axis]: BlackRock LifePath Index 2030 O | Common/collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	58,594,835
Investment, Identifier [Axis]: BlackRock LifePath Index 2035 O | Common/collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	68,681,729
Investment, Identifier [Axis]: BlackRock LifePath Index 2040 O | Common/collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	51,733,736
Investment, Identifier [Axis]: BlackRock LifePath Index 2045 O | Common/collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	57,194,219
Investment, Identifier [Axis]: BlackRock LifePath Index 2050 O | Common/collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	35,733,282
Investment, Identifier [Axis]: BlackRock LifePath Index 2055 O | Common/collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	23,796,487
Investment, Identifier [Axis]: BlackRock LifePath Index 2060 O | Common/collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	16,675,108
Investment, Identifier [Axis]: BlackRock LifePath Index 2065 O | Common/collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	6,099,870
Investment, Identifier [Axis]: BlackRock LifePath Index Retirement O | Common/collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	70,083,993
Investment, Identifier [Axis]: BlackRock MSCI ACWI ex-US Index F | Common/collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	38,262,602
Investment, Identifier [Axis]: BlackRock Russell 2500 Index Fund | Common/collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	38,988,046
Investment, Identifier [Axis]: BlackRock Total Return Bond Fund L | Common/collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	18,839,058
Investment, Identifier [Axis]: BlackRock US Debt Index Fund F | Common/collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	30,798,613
Investment, Identifier [Axis]: Dodge & Cox International | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	9,914,971
Investment, Identifier [Axis]: Harding Loevner International Equity | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	4,709,765
Investment, Identifier [Axis]: Invesco Stable Value Trust Class B1 | Common/collective stable value fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	66,498,178
Investment, Identifier [Axis]: Loomis Sayles Large Cap Growth Trust D | Common/collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	44,244,263
Investment, Identifier [Axis]: PIMCO Diversified income fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value
Investment, Identifier [Axis]: Schwab Personal Choice Retirement Account | Self-Directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	128,748,181
Investment, Identifier [Axis]: T. Rowe Price Instl Large Cap Equity | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	44,244,263
Investment, Identifier [Axis]: Westwood SMID Cap Value Trust C | Common/collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	25,736,692
Investment, Identifier [Axis]: William Blair Small-Mid Cap Growth CIT | Common/collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	$ 25,736,692